Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Property and Equipment, Net

	As of December 31,
(In millions)	2016	2015
Land and land improvements	$3,584	$3,584
Buildings and leasehold improvements	4,149	4,128
Furniture, fixtures, and equipment	1,346	1,307
Construction in progress	55	59
Total property and equipment	9,134	9,078
Less: accumulated depreciation	(1,688)	(1,494)
Total property and equipment, net	$7,446	$7,584

Depreciation Expense
Depreciation Expense

	Years Ended December 31,
(In millions)	2016	2015	2014
Depreciation expense	$369	$301	$538

Tangible Asset Impairments
Tangible Asset Impairments

	Years Ended December 31,
(In millions)	2016	2015	2014
Continuing operations	$—	$1	$60